Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Bad debt expense				$ 0	$ 0	$ 0
Reserve for bad debt				0	$ 0
Provision for income tax	$ 299,662	$ 299,662	$ 0	$ 0